                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-3420

Exact name of registrant as specified in charter:                      Oppenheimer Integrity Funds

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               12/31

Date of reporting period:                                              07/01/2006-06/30/2007

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03420
Reporting Period: 07/01/2006 - 06/30/2007
Oppenheimer Integrity Funds

========================== OPPENHEIMER CORE BOND FUND ==========================

CHESAPEAKE ENERGY CORP.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 8, 2007    Meeting Type: Annual
Record Date:  APR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Frank Keating              For       For        Management
1.2   Elect Director Merrill A. Miller, Jr.     For       For        Management
1.3   Elect Director Frederick B. Whittemore    For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan

--------------------------------------------------------------------------------

LORAL SPACE & COMMUNICATIONS LTD.

Ticker:       LORL           Security ID:  543881106
Meeting Date: MAY 22, 2007   Meeting Type: Annual
Record Date:  APR 5, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John D. Harkey, Jr.        For       For        Management
1.2   Elect Director Arthur L. Simon            For       For        Management
1.3   Elect Director John P. Stenbit            For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management
========== END NPX REPORT

                                                             SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer Integrity Funds, on behalf of
                            Oppenheimer Core Bond Fund

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 17, 2007

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact